UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 216,782	$ 33,644	¥ 192,605
Restricted cash	13,847	2,149	41,114
Accounts receivable, net	3,317	515	2,446
Amounts due from related parties, net of provision for credit losses of RMB 6,456 as of March 31, 2021			129,383
Loan recognized as a result of payment under the guarantee, net of provision for credit losses of RMB 1,182,609 and RMB 733,169 as of March 31, 2021 and September 30, 2021, respectively	130,347	20,230	179,947
Other receivables, net of provision for credit losses of RMB 20,980 and RMB 25,037 as of March 31, 2021 and September 30, 2021, respectively	189,735	29,446	110,025
Inventory, net	291,800	45,282	69,587
Prepaid expenses and other current assets	95,665	14,847	107,836
Total current assets	941,466	146,113	832,943
Noncurrent assets:
Property, equipment and software, net	27,186	4,219	29,306
Intangible assets, net	7	1	27
Long-term investments	288,702	44,806	288,428
Other non-current assets	30,000	4,656	36,000
Right-of-use assets, net	39,388	6,113	46,829
Total noncurrent assets	385,283	59,795	400,590
Total assets	1,326,749	205,908	1,233,533
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB 65,476 and RMB 63,331 as of March 31, 2021 and September 30, 2021, respectively)
Current portion of long-term borrowings	27,063	4,200	79,560
Accounts payable	95,047	14,751	101,205
Guarantee liabilities	566	88	2,441
Other payables and other current liabilities	552,230	85,705	788,303
Deferred revenue	19,989	3,102	23,296
Amounts due to related parties			69,434
Operating lease liabilities, current	17,894	2,777	11,657
Consideration payment to WeBank, current	53,357	8,281	71,309
Warrant liabilities	1,815,265	281,725
Forward contract liabilities	547,985	85,046
Total current liabilities	3,129,396	485,675	1,147,205
Noncurrent liabilities
Long-term borrowings	233,000	36,161	233,000
Convertible notes, non-current			1,614,040
Operating lease liabilities, non-current	12,362	1,919	34,365
Consideration payment to WeBank, non-current	141,195	21,913	200,778
Other non-current liabilities	1,043,508	161,949
Total noncurrent liabilities	1,430,065	221,942	2,082,183
Total liabilities	4,559,461	707,617	3,229,388
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, nil and 1,000,000,000 shares authorized as of March 31, 2021 and September 30, 2021, respectively; nil and 291,290,416 shares issued and outstanding as of March 31, 2021 and September 30, 2021, respectively)
Total Mezzanine equity
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 10,000,000,000 and 9,000,000,000 shares authorized as of March 31, 2021 and September 30, 2021, respectively; 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021; 1,145,427,125 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of September 30, 2021)	781	121	733
Additional paid-in capital	14,228,359	2,208,207	13,695,877
Accumulated other comprehensive income	232,146	36,028	217,747
Accumulated deficit	(17,693,835)	(2,746,040)	(15,910,049)
Total UXIN LIMITED shareholders' deficit	(3,232,549)	(501,684)	(1,995,692)
Non-controlling interests	(163)	(25)	(163)
Total shareholders' deficit	(3,232,712)	(501,709)	(1,995,855)
Total liabilities, mezzanine equity and shareholders' deficit	¥ 1,326,749	$ 205,908	¥ 1,233,533